SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Deutsche Capital Growth Fund Deutsche Emerging Markets Fixed Income Fund Deutsche Fixed Income Opportunities Fund	Deutsche Global Macro Fund Deutsche High Conviction Global Bond Fund Deutsche Latin America Equity Fund	Deutsche Multisector Income Fund Deutsche Short-Term Municipal Bond Fund Deutsche Small Cap Growth Fund

Class T shares are not available for purchase.

Please Retain This Supplement for Future Reference

February 1, 2018

PRO_SAISTKR-401